Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000034229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.05%	2.08%		2.05%
C000034230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.10%	2.41%		1.99%
C000034231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000142449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000086647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.37%	3.22%		4.71%
C000086649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000161753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000177028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000034229
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	3.19%		2.60%
Without Sales Load [Member] | C000034230
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	2.41%		1.99%
Without Sales Load [Member] | C000034231
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	3.45%		2.86%
Without Sales Load [Member] | C000142449
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	3.52%		2.92%
Without Sales Load [Member] | C000086647
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	4.34%		5.27%
Without Sales Load [Member] | C000086649
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%	4.62%		5.54%
Without Sales Load [Member] | C000161753
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%	4.09%		5.01%
Without Sales Load [Member] | C000161754
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	4.65%		5.57%
Without Sales Load [Member] | C000177028
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%	9.35%	8.54%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	14.75%	3.03%		3.75%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	14.75%	3.03%		3.75%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	14.75%	3.03%		3.75%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	14.75%	3.03%		3.75%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.65%	6.25%		5.68%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.65%	6.25%		5.68%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.65%	6.25%		5.68%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	8.65%	6.25%		5.68%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%	15.15%	14.77%
EATON VANCE Index: Cboe S&P 500 BuyWrite IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index℠
Average Annual Return, Percent	20.63%	7.58%	7.06%